Restructuring Charges (Total Costs Incurred in Connection with Restructuring Programs by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 36,527	¥ 90,689	¥ 75,570
Depreciation associated with restructured assets		1,732	7,347	5,019
Total		38,259	98,036	80,589
Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		20,928	5,706	3,611
Depreciation associated with restructured assets		710	85
Total		21,638	5,791	3,611
Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		135	7,272	371
Total		135	7,272	371
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		204	6,625	3,820
Depreciation associated with restructured assets			714
Total		204	7,339	3,820
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,207	1,960	1,558
Depreciation associated with restructured assets				34
Total		1,207	1,960	1,592
Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(91)	6,996	5,443
Depreciation associated with restructured assets			426	3,451
Total		(91)	7,422	8,894
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,601	1,918	6,722
Depreciation associated with restructured assets		5		13
Total		1,606	1,918	6,735
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,868	2,115	685
Total		1,868	2,115	685
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		10,675	58,097	53,360
Depreciation associated with restructured assets		1,017	6,122	1,521
Total		11,692	64,219	54,881
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		27,401	53,261	41,820
Employee termination benefits | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		17,259	3,800	440
Employee termination benefits | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		15	520	58
Employee termination benefits | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		78	6,586	3,466
Employee termination benefits | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,181	1,959	1,181
Employee termination benefits | Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(10)	3,235	2,896
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,594	1,918	6,570
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,501	1,530	685
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		5,783	33,713	26,524
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	9,126	37,428	33,750
Other associated costs | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	3,669	1,906	3,171
Other associated costs | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	120	6,752	313
Other associated costs | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	126	39	354
Other associated costs | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	26	1	377
Other associated costs | Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	(81)	3,761	2,547
Other associated costs | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	7		152
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	367	585
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 4,892	¥ 24,384	¥ 26,836

[1]	Other associated costs includes non-cash write-downs and disposals, net